Index

Prestige Variable Life Account of

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Prestige Variable Life Account
of Empower Annuity Insurance
Company of America

Financial Statements as of and for the year
ended December 31, 2022 and Report of
Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Policy Holders of Prestige Variable Life Account and Those Charged with Governance of
Prestige Variable Life Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Prestige Variable Life Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more separate accounts of Empower Annuity Insurance Company of America since 2021.

Birmingham, Alabama
April 18, 2023

Appendix A

The investment divisions that comprise Prestige Variable Life Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio -Seligman Global Technology Fund - Class 1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio -Seligman Global Technology Fund - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Asset Manager Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Opportunities Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP High Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Investment Grade Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Strategic Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT US Equity Insights Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

NVIT Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth And Income Portfolio

ASSETS:
Investments at fair value (1)	$133,334	$963,207	$348,178	$292,792	$5,396	$898,133	$340,839
Total assets	133,334	963,207	348,178	292,792	5,396	898,133	340,839

NET ASSETS	$133,334	$963,207	$348,178	$292,792	$5,396	$898,133	$340,839

Fair value per share (NAV)	$54.65	$47.05	$13.68	$14.19	$41.73	$31.93	$28.87
Shares outstanding in the Separate Account	2,440	20,472	25,452	20,634	129	28,128	11,806

(1) Investments in mutual fund shares, at cost	$197,988	$1,237,956	$519,769	$505,485	$5,205	$1,081,804	$340,311

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio

ASSETS:
Investments at fair value (1)	$71,824	$229,480	$22,685	$216,764	$530,796	$177,645	$35,884
Total assets	71,824	229,480	22,685	216,764	530,796	177,645	35,884

NET ASSETS	$71,824	$229,480	$22,685	$216,764	$530,796	$177,645	$35,884

Fair value per share (NAV)	$29.58	$20.66	$17.55	$14.32	$37.88	$1.00	$41.03
Shares outstanding in the Separate Account	2,428	11,107	1,293	15,137	14,013	177,645	875

(1) Investments in mutual fund shares, at cost	$55,740	$248,874	$29,331	$232,541	$465,295	$177,645	$34,467

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund

ASSETS:
Investments at fair value (1)	$1,104,047	$30,990	$2,044,870	$173,308	$189,312	$863,161	$32,357
Total assets	1,104,047	30,990	2,044,870	173,308	189,312	863,161	32,357

NET ASSETS	$1,104,047	$30,990	$2,044,870	$173,308	$189,312	$863,161	$32,357

Fair value per share (NAV)	$71.51	$4.41	$374.78	$10.80	$21.70	$8.34	$9.20
Shares outstanding in the Separate Account	15,439	7,027	5,456	16,047	8,724	103,497	3,517

(1) Investments in mutual fund shares, at cost	$1,016,990	$37,063	$1,059,457	$207,905	$178,564	$984,119	$45,183

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Us Equity Insights Fund	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	NVIT Emerging Markets Fund	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund

ASSETS:
Investments at fair value (1)	$127,546	$12,016	$85,065	$17,139	$13,578	$6,397
Total assets	127,546	12,016	85,065	17,139	13,578	6,397

NET ASSETS	$127,546	$12,016	$85,065	$17,139	$13,578	$6,397

Fair value per share (NAV)	$15.88	$10.99	$38.52	$10.10	$8.70	$28.39
Shares outstanding in the Separate Account	8,032	1,093	2,208	1,697	1,561	225

(1) Investments in mutual fund shares, at cost	$144,425	$14,046	$67,343	$20,206	$18,904	$5,036

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth And Income Portfolio

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$33	$6,399	$2,945

TOTAL INVESTMENT INCOME	-	-	-	-	33	6,399	2,945

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,725)	4,911	(1,524)	(3,421)	307	(8,114)	12,568
Capital gain distributions	11,981	46,474	12,431	53,146	458	282,690	75,348

Net realized gain (loss) on investments	6,257	51,386	10,907	49,724	766	274,575	87,917

Change in net unrealized appreciation (depreciation) on investments	(96,846)	(582,671)	(194,347)	(215,526)	(2,547)	(489,751)	(156,033)

Net realized and unrealized gain (loss) on investments	(90,589)	(531,285)	(183,440)	(165,802)	(1,781)	(215,176)	(68,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(90,589)	$(531,285)	$(183,440)	$(165,802)	$(1,748)	$(208,777)	$(65,171)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$4,773	$2,985	$2,603	$-

TOTAL INVESTMENT INCOME	-	-	-	4,773	2,985	2,603	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,494	3,238	795	703	8,638	-	1,313
Capital gain distributions	-	60,547	6,619	14,965	28,113	-	8,319

Net realized gain (loss) on investments	2,494	63,785	7,414	15,668	36,751	-	9,632

Change in net unrealized appreciation (depreciation) on investments	(15,561)	(170,488)	(17,816)	(58,672)	(233,604)	-	(32,028)

Net realized and unrealized gain (loss) on investments	(13,068)	(106,703)	(10,402)	(43,005)	(196,854)	-	(22,396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,068)	$(106,703)	$(10,402)	$(38,231)	$(193,869)	$2,603	$(22,396)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund

INVESTMENT INCOME:
Dividend income	$7,362	$1,669	$32,295	$4,156	$2,174	$13,623	$-

TOTAL INVESTMENT INCOME	7,362	1,669	32,295	4,156	2,174	13,623	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17,612	(1,922)	71,320	(1,785)	1,699	(26,620)	(29)
Capital gain distributions	88,607	-	17,062	9,727	1,776	96,881	6,313

Net realized gain (loss) on investments	106,219	(1,922)	88,382	7,942	3,474	70,262	6,283

Change in net unrealized appreciation (depreciation) on investments	(470,002)	(5,274)	(590,192)	(38,492)	(66,408)	(154,721)	(21,166)

Net realized and unrealized gain (loss) on investments	(363,783)	(7,195)	(501,810)	(30,550)	(62,934)	(84,460)	(14,882)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(356,421)	$(5,527)	$(469,515)	$(26,395)	$(60,760)	$(70,836)	$(14,882)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Us Equity Insights Fund	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	NVIT Emerging Markets Fund	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund

INVESTMENT INCOME:
Dividend income	$1,131	$258	$1,509	$31	$38	$108

TOTAL INVESTMENT INCOME	1,131	258	1,509	31	38	108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	883	(732)	4,179	(1,428)	(137)	192
Capital gain distributions	720	220	-	-	2,650	-

Net realized gain (loss) on investments	1,603	(512)	4,179	(1,428)	2,514	192

Change in net unrealized appreciation (depreciation) on investments	(34,977)	(2,691)	(15,376)	(7,878)	(6,655)	290

Net realized and unrealized gain (loss) on investments	(33,374)	(3,203)	(11,197)	(9,306)	(4,141)	482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,244)	$(2,945)	$(9,688)	$(9,275)	$(4,103)	$590

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth And Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$33	$6,399	$2,945
Net realized gain (loss) on investments	6,257	51,386	10,907	49,724	766	274,575	87,917
Change in net unrealized appreciation (depreciation) on investments	(96,846)	(582,671)	(194,347)	(215,526)	(2,547)	(489,751)	(156,033)

Net Increase (decrease) in net assets resulting from operations	(90,589)	(531,285)	(183,440)	(165,802)	(1,748)	(208,777)	(65,171)

POLICY TRANSACTIONS:
Proceeds from units sold	4,815	23,666	9,487	12,512	1,421	19,919	12,828
Policy maintenance charges	(8,761)	(37,202)	(13,002)	(12,986)	(2,073)	(44,587)	(34,798)
Transfers for Policy benefits and terminations	-	(422)	-	(421)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(25,702)	141,281	44,640	40,483	(82)	(23,932)	(27,411)

Increase (decrease) in net assets resulting from Policy transactions	(29,649)	127,324	41,124	39,589	(734)	(48,600)	(49,381)

Total increase (decrease) in net assets	(120,239)	(403,962)	(142,316)	(126,213)	(2,482)	(257,377)	(114,552)

NET ASSETS:
Beginning of period	253,572	1,367,169	490,494	419,005	7,879	1,155,510	455,392

End of period	$133,334	$963,207	$348,178	$292,792	$5,396	$898,133	$340,839

CHANGES IN UNITS OUTSTANDING:
Units issued	15	539	291	220	6	104	101
Units redeemed	(126)	(98)	(83)	(62)	(11)	(370)	(437)

Net increase (decrease)	(111)	441	207	159	(5)	(266)	(336)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$4,773	$2,985	$2,603	$-
Net realized gain (loss) on investments	2,494	63,785	7,414	15,668	36,751	-	9,632
Change in net unrealized appreciation (depreciation) on investments	(15,561)	(170,488)	(17,816)	(58,672)	(233,604)	-	(32,028)

Net Increase (decrease) in net assets resulting from operations	(13,068)	(106,703)	(10,402)	(38,231)	(193,869)	2,603	(22,396)

POLICY TRANSACTIONS:
Proceeds from units sold	1,857	4,749	4,315	9,251	14,482	132,043	1,659
Policy maintenance charges	(3,984)	(9,246)	(6,672)	(13,712)	(32,569)	(138,256)	(3,305)
Transfers for Policy benefits and terminations	-	-	-	-	(215)	(1,376)	-
Net transfers (to) from the Company and/or Subaccounts	(2,787)	731	1,816	4,560	77	(240,636)	1,166

Increase (decrease) in net assets resulting from Policy transactions	(4,914)	(3,766)	(541)	99	(18,226)	(248,225)	(480)

Total increase (decrease) in net assets	(17,981)	(110,469)	(10,943)	(38,132)	(212,095)	(245,622)	(22,876)

NET ASSETS:
Beginning of period	89,805	339,949	33,629	254,896	742,891	423,267	58,759

End of period	$71,824	$229,480	$22,685	$216,764	$530,796	$177,645	$35,884

CHANGES IN UNITS OUTSTANDING:
Units issued	79	118	40	140	45	16,918	19
Units redeemed	(265)	(165)	(41)	(140)	(140)	(71507)	(22)

Net increase (decrease)	(185)	(47)	(2)	(1)	(95)	(54,589)	(4)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,362	$1,669	$32,295	$4,156	$2,174	$13,623	$-
Net realized gain (loss) on investments	106,219	(1,922)	88,382	7,942	3,474	70,262	6,283
Change in net unrealized appreciation (depreciation) on investments	(470,002)	(5,274)	(590,192)	(38,492)	(66,408)	(154,721)	(21,166)

Net Increase (decrease) in net assets resulting from operations	(356,421)	(5,527)	(469,515)	(26,395)	(60,760)	(70,836)	(14,882)

POLICY TRANSACTIONS:
Proceeds from units sold	25,140	1,907	41,718	6,076	4,563	20,473	326
Policy maintenance charges	(49,990)	(4,903)	(69,452)	(6,100)	(7,611)	(45,292)	(2,035)
Transfers for Policy benefits and terminations	-	(212)	(534)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	24,348	(10,033)	(61,449)	(9,041)	6,041	(140,178)	4,087

Increase (decrease) in net assets resulting from Policy transactions	(502)	(13,241)	(89,716)	(9,064)	2,993	(164,997)	2,378

Total increase (decrease) in net assets	(356,923)	(18,768)	(559,231)	(35,459)	(57,767)	(235,834)	(12,504)

NET ASSETS:
Beginning of period	1,460,970	49,758	2,604,101	208,767	247,079	1,098,994	44,861

End of period	$1,104,047	$30,990	$2,044,870	$173,308	$189,312	$863,161	$32,357

CHANGES IN UNITS OUTSTANDING:
Units issued	132	11	43	141	167	504	76
Units redeemed	(131)	(149)	(154)	(287)	(130)	(4854)	(36)

Net increase (decrease)	1	(138)	(111)	(146)	37	(4,350)	41

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Us Equity Insights Fund	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	NVIT Emerging Markets Fund	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,131	$258	$1,509	$31	$38	$108
Net realized gain (loss) on investments	1,603	(512)	4,179	(1,428)	2,514	192
Change in net unrealized appreciation (depreciation) on investments	(34,977)	(2,691)	(15,376)	(7,878)	(6,655)	290

Net Increase (decrease) in net assets resulting from operations	(32,244)	(2,945)	(9,688)	(9,275)	(4,103)	590

POLICY TRANSACTIONS:
Proceeds from units sold	4,226	373	2,636	1,151	1,474	226
Policy maintenance charges	(8,459)	(907)	(7,171)	(612)	(587)	(251)
Transfers for Policy benefits and terminations	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,536)	(8,386)	(8,867)	(14,197)	299	(380)

Increase (decrease) in net assets resulting from Policy transactions	(7,769)	(8,921)	(13,402)	(13,659)	1,185	(406)

Total increase (decrease) in net assets	(40,013)	(11,865)	(23,091)	(22,934)	(2,917)	185

NET ASSETS:
Beginning of period	167,559	23,882	108,156	40,073	16,495	6,212

End of period	$127,546	$12,016	$85,065	$17,139	$13,578	$6,397

CHANGES IN UNITS OUTSTANDING:
Units issued	88	14	113	130	38	3
Units redeemed	(226)	(305)	(476)	(1311)	(11)	(8)

Net increase (decrease)	(138)	(291)	(364)	(1,180)	27	(5)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth And Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$59	$4,736	$2,054
Net realized gain (loss) on investments	54,832	312,327	206,469	148,879	694	126,787	49,898
Change in net unrealized appreciation (depreciation) on investments	(13,684)	(173,032)	(182,046)	(172,948)	1,069	128,514	46,052
Increase (decrease) in net assets resulting from operations	41,148	139,295	24,423	(24,068)	1,822	260,037	98,004

POLICY TRANSACTIONS:
Proceeds from units sold	5,202	22,158	10,007	10,764	1,301	19,919	13,900
Policy maintenance charges	(8,750)	(36,424)	(14,387)	(12,849)	(1,835)	(38,610)	(31,803)
Transfers for Policy benefits and terminations	-	(6,893)	(6,532)	-	-	-	(7,290)
Net transfers (to) from the Company and/or Subaccounts	(1,026)	59,494	(19,544)	28,574	(441)	(59,336)	(20,178)
Other, net	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(4,573)	38,336	(30,457)	26,489	(975)	(78,028)	(45,370)

Total increase (decrease) in net assets	36,575	177,631	(6,034)	2,421	848	182,009	52,634

NET ASSETS:
Beginning of period	216,997	1,189,538	496,528	416,584	7,031	973,501	402,757

End of period	$253,572	$1,367,169	$490,494	$419,005	$7,879	$1,155,510	$455,392

CHANGES IN UNITS OUTSTANDING:
Units issued	9	177	175	161	4	118	138
Units redeemed	(21)	(97)	(278)	(79)	(11)	(487)	(446)

Net increase (decrease)	(13)	80	(103)	82	(6)	(368)	(307)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,198	$89	$4,111	$465	$39	$-
Net realized gain (loss) on investments	6,741	39,184	7,083	40,925	131,778	-	7,428
Change in net unrealized appreciation (depreciation) on investments	14,824	57,539	3,189	(18,643)	33,062	-	(946)
Increase (decrease) in net assets resulting from operations	21,565	97,920	10,361	26,392	165,305	39	6,482

POLICY TRANSACTIONS:
Proceeds from units sold	1,468	4,577	2,611	8,748	12,737	136,609	1,277
Policy maintenance charges	(3,565)	(8,360)	(6,146)	(12,303)	(30,017)	(152,745)	(3,353)
Transfers for Policy benefits and terminations	-	(4,037)	-	(1,812)	-	(195,909)	-
Net transfers (to) from the Company and/or Subaccounts	(242)	(10,667)	(4,102)	(228,742)	(85,649)	433,173	(224)
Other, net	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(2,338)	(18,488)	(7,638)	(234,108)	(102,929)	221,128	(2,301)

Total increase (decrease) in net assets	19,227	79,432	2,723	(207,716)	62,376	221,168	4,181

NET ASSETS:
Beginning of period	70,579	260,516	30,905	462,611	680,516	202,100	54,578

End of period	$89,805	$339,949	$33,629	$254,896	$742,891	$423,267	$58,759

CHANGES IN UNITS OUTSTANDING:
Units issued	556	37	14	238	41	107,407	6
Units redeemed	(638)	(310)	(60)	(2,575)	(574)	(57,075)	(18)

Net increase (decrease)	(82)	(273)	(45)	(2,337)	(533)	50,332	(12)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$2,679	$29,859	$4,253	$1,224	$12,025	$-
Net realized gain (loss) on investments	321,059	139	80,227	7,104	29,850	133,591	8,625
Change in net unrealized appreciation (depreciation) on investments	(39,025)	(454)	476,179	(12,442)	10,877	71,613	715
Increase (decrease) in net assets resulting from operations	282,033	2,364	586,264	(1,085)	41,950	217,230	9,340

POLICY TRANSACTIONS:
Proceeds from units sold	25,546	2,410	41,183	6,335	4,753	20,431	326
Policy maintenance charges	(44,222)	(4,336)	(59,787)	(5,928)	(7,968)	(36,852)	(1,936)
Transfers for Policy benefits and terminations	(1,787)	(1,798)	(5,679)	(897)	(925)	(1,841)	-
Net transfers (to) from the Company and/or Subaccounts	(29,261)	(1,592)	(31,023)	7,315	(9,688)	(14,330)	(8,655)
Other, net	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(49,725)	(5,316)	(55,306)	6,826	(13,828)	(32,592)	(10,265)

Total increase (decrease) in net assets	232,309	(2,953)	530,958	5,742	28,122	184,637	(925)

NET ASSETS:
Beginning of period	1,228,661	52,711	2,073,143	203,025	218,957	914,357	45,787

End of period	$1,460,970	$49,758	$2,604,101	$208,767	$247,079	$1,098,994	$44,861

CHANGES IN UNITS OUTSTANDING:
Units issued	66	50	62	448	235	586	39
Units redeemed	(178)	(100)	(127)	(343)	(391)	(1,470)	(184)

Net increase (decrease)	(112)	(49)	(66)	105	(155)	(885)	(145)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Goldman Sachs VIT Us Equity Insights Fund	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	NVIT Emerging Markets Fund	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,273	$571	$1,318	$414	$172	$26
Net realized gain (loss) on investments	48,797	1,851	9,105	174	1,103	76
Change in net unrealized appreciation (depreciation) on investments	(9,517)	(2,890)	5,015	(3,864)	(3,396)	926
Increase (decrease) in net assets resulting from operations	40,553	(468)	15,438	(3,275)	(2,121)	1,029

POLICY TRANSACTIONS:
Proceeds from units sold	3,681	322	2,464	1,087	1,050	226
Policy maintenance charges	(7,675)	(1,311)	(6,846)	(621)	(630)	(212)
Transfers for Policy benefits and terminations	-	-	(1,878)	-	(1,848)	-
Net transfers (to) from the Company and/or Subaccounts	(16,851)	(18,732)	(18,736)	363	155	(350)
Other, net	(1)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(20,845)	(19,721)	(24,996)	829	(1,273)	(336)

Total increase (decrease) in net assets	19,708	(20,189)	(9,558)	(2,447)	(3,394)	693

NET ASSETS:
Beginning of period	147,851	44,071	117,714	42,520	19,890	5,519

End of period	$167,559	$23,882	$108,156	$40,073	$16,495	$6,212

CHANGES IN UNITS OUTSTANDING:
Units issued	365	7	99	101	20	3
Units redeemed	(744)	(584)	(715)	(47)	(39)	(9)

Net increase (decrease)	(379)	(577)	(616)	53	(19)	(6)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Prestige Variable Life Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. The Separate Account, which was established to support variable universal life policies, is no longer being sold.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other policy liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Policies are allocated to the subaccounts in accordance with Policy owner instructions and are recorded as proceeds from units sold in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay policy values under the Policies. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” (ASC Topic 946).

The following is a list of the variable life insurance products funded by the Separate Account:
Prestige

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 27 Subaccounts, as follows:

Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
BNY Mellon Sustainable U.S. Equity Portfolio
BNY Mellon VIF Appreciation Portfolio
BNY Mellon VIF Growth And Income Portfolio
Columbia Variable Portfolio - Select Small Cap Value Fund
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Overseas Portfolio
Goldman Sachs VIT Large Cap Value Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Us Equity Insights Fund
Janus Henderson VIT Flexible Bond Portfolio Service Shares
Janus Henderson VIT Overseas Portfolio
NVIT Emerging Markets Fund
Van Eck VIP Emerging Markets Fund
Van Eck VIP Global Hard Assets Fund

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The following is a summary of the significant accounting policies of the Separate Account.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Proceeds from Units Sold

Proceeds from units sold from policy owners by the Company are credited as accumulation units and are reported as Policy transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

Other, Net

The amounts reported as Other, net on the Statements of Changes in Net Assets of the applicable Subaccounts consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio	$16,390	$34,058
Alger Large Cap Growth Portfolio	206,379	32,581
Alger Mid Cap Growth Portfolio	69,552	15,996
Alger Small Cap Growth Portfolio	107,542	14,807
BNY Mellon Sustainable U.S. Equity Portfolio	1,239	1,481
BNY Mellon VIF Appreciation Portfolio	309,213	68,724
BNY Mellon VIF Growth And Income Portfolio	92,729	63,816
Columbia Variable Portfolio - Select Small Cap Value Fund	2,051	6,964
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1	67,601	10,820
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	12,706	6,628
Fidelity VIP Asset Manager Portfolio	33,403	13,565
Fidelity VIP Contrafund Portfolio	39,563	26,691

Subaccount	Purchases	Sales
Fidelity VIP Government Money Market Portfolio	$79,833	$325,455
Fidelity VIP Growth Opportunities Portfolio	10,928	3,089
Fidelity VIP Growth Portfolio	146,020	50,553
Fidelity VIP High Income Portfolio	2,792	14,364
Fidelity VIP Index 500 Portfolio	84,006	124,365
Fidelity VIP Investment Grade Bond Portfolio	22,240	17,421
Fidelity VIP Overseas Portfolio	16,610	9,666
Goldman Sachs VIT Large Cap Value Fund	130,369	184,861
Goldman Sachs VIT Strategic Growth Fund	10,740	2,048
Goldman Sachs VIT Us Equity Insights Fund	6,386	12,305
Janus Henderson VIT Flexible Bond Portfolio Service Shares	920	9,363
Janus Henderson VIT Overseas Portfolio	5,657	17,551
NVIT Emerging Markets Fund	1,551	15,179
Van Eck VIP Emerging Markets Fund	4,340	466
Van Eck VIP Global Hard Assets Fund	326	623

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Payment Expense Charge

The Company deducts a payment expense charge of 6.00% from premium payments received from policyholders. This charge compensates the Company for sales and marketing expenses and certain taxes that are incurred. This deduction is taken by the Company prior to the purchase of fund shares. The payment expense charge consists of a 3.00% front-end sales load, to partially compensate the Company for sales expenses, a 2.00% premium tax charge, to compensate the Company for state and local premium taxes, and a 1.00% deferred acquisition cost charge to reimburse the Company for expenses incurred from federal taxes for deferred acquisition costs. This charge is netted with Proceeds from units sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company deducts from each participant’s account a fee of $10 for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charge Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum fee of $25 for all partial withdrawals. This charge is recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Monthly Deductions from Policyholder Accounts

Starting on the policy date and on each monthly processing date before the final payment date, a monthly charge is deducted from each participant’s policy value. This monthly charge is to compensate the Company for the cost of insurance, mortality and expense risk, administration expenses, expense charges and charges for riders chosen by the policyholder as described below. After the final payment date, only the mortality and expense risk charge is deducted on each monthly processing date.

The Company assesses a monthly cost of insurance charge to compensate for underwriting the death benefit. The cost of insurance rate depends on a number of factors specific to each individual insured (including age, sex, and underwriting class), as well as the policy value and the number of months since the policy date, that cause it to vary from policy to policy and from month to month.

The Company assumes mortality and expense risks and deducts a charge at each monthly processing date equal to an annual rate of 0.35% of each participant’s policy value for the first 10 policy years and 0.10% thereafter.

The Company deducts a $7.50 monthly administration fee each month through the final payment date.

The Company deducts a monthly expense charge for the first 120 policy months after the policy date. The initial charge for each $1,000 of face amount is based on the issue age, sex, and underwriting class of the insured on the policy date. This charge generally increases with the age of the insured.

The Company deducts a monthly rider charge for any supplemental insurance benefits added to a policy, such as a disability waiver of payment rider, an accelerated death benefit rider, a guaranteed death benefit rider, other insured term insurance rider, or term life insurance rider.

These monthly deductions, which are made directly to policy owner accounts through the redemption of units, are collectively referred to as Policy maintenance charges in the Statements of Changes in Net Assets of the applicable Subaccounts.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized policy expenses of the respective Subaccounts of the Separate Account for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12- month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. Unit values and returns for Subaccounts that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Alger Capital Appreciation Portfolio
2022	1		$249.01	$133	0.00%	0.00%	(36.53)%
2021	1		392.31	254	0.00%	0.00%	19.14%
2020	1		329.30	217	0.00%	0.00%	41.75%
2019	1		232.29	177	0.00%	0.00%	33.58%
2018	1		173.84	141	0.09%	0.00%	(0.10)%
Alger Large Cap Growth Portfolio
2022	3		282.17	963	0.00%	0.00%	(38.65)%
2021	3		459.95	1,367	0.00%	0.00%	11.84%
2020	3		411.26	1,190	0.18%	0.00%	67.03%
2019	3		246.23	836	0.00%	0.00%	27.43%
2018	3		193.23	663	0.00%	0.00%	2.21%
Alger Mid Cap Growth Portfolio
2022	2		166.99	348	0.00%	0.00%	(36.07)%
2021	2		261.21	490	0.00%	0.00%	4.20%
2020	2		250.68	497	0.00%	0.00%	64.63%
2019	2		152.26	360	0.00%	0.00%	30.26%
2018	2		116.90	278	0.00%	0.00%	(7.44)%
Alger Small Cap Growth Portfolio
2022	1		208.47	293	0.00%	0.00%	(38.01)%
2021	1		336.29	419	0.00%	0.00%	(6.07)%
2020	1		358.01	417	1.18%	0.00%	67.15%
2019	1		214.21	275	0.00%	0.00%	29.34%
2018	2		165.63	272	0.00%	0.00%	1.44%
BNY Mellon Sustainable U.S. Equity Portfolio
2022	0	*	125.13	5	0.53%	0.00%	(22.28)%
2021	0	*	161.01	8	0.78%	0.00%	26.03%
2020	0	*	127.75	7	1.15%	0.00%	24.14%
2019	0	*	102.70	6	1.48%	0.00%	34.35%
2018	0	*	76.58	5	1.76%	0.00%	(4.40)%
BNY Mellon VIF Appreciation Portfolio
2022	5		182.78	898	0.67%	0.00%	(18.06)%
2021	5		223.08	1,156	0.44%	0.00%	27.13%
2020	6		175.48	974	0.86%	0.00%	23.69%
2019	5		141.88	757	1.16%	0.00%	36.10%
2018	6		104.24	586	1.26%	0.00%	(6.85)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

BNY Mellon VIF Growth And Income Portfolio
2022	2		$140.19	$341	0.79%	0.00%	(14.81)%
2021	3		164.57	455	0.47%	0.00%	25.62%
2020	3		131.00	403	0.84%	0.00%	24.63%
2019	3		105.13	331	1.08%	0.00%	29.12%
2018	3		81.41	281	0.80%	0.00%	(4.68)%
Columbia Variable Portfolio - Select Small Cap Value Fund
2022	3		24.69	72	0.00%	0.00%	(14.93)%
2021	3		29.02	90	0.00%	0.00%	30.62%
2020	3		22.22	71	0.00%	0.00%	8.92%
2019	3		20.40	61	0.00%	0.00%	17.44%
2018	3		17.37	53	0.00%	0.00%	(12.82)%
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 1
2022	4		55.62	229	0.00%	0.00%	(31.73)%
2021	4		81.46	340	0.40%	0.00%	39.03%
2020	4		58.59	261	0.00%	0.00%	46.18%
2019	6		40.08	221	0.00%	0.00%	55.31%
2018	7		25.81	189	0.00%	0.00%	(8.15)%
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2
2022	0	*	139.14	23	0.00%	0.00%	(31.89)%
2021	0	*	204.30	34	0.29%	0.00%	38.76%
2020	0	*	147.24	31	0.00%	0.00%	45.80%
2019	0	*	100.84	26	0.00%	0.00%	54.97%
2018	0	*	65.08	20	0.00%	0.00%	(8.45)%
Fidelity VIP Asset Manager Portfolio
2022	2		92.31	217	2.10%	0.00%	(14.94)%
2021	2		108.51	255	1.39%	0.00%	9.92%
2020	5		98.72	463	1.64%	0.00%	14.87%
2019	5		85.93	417	1.82%	0.00%	18.25%
2018	5		72.68	360	1.72%	0.00%	(5.35)%
Fidelity VIP Contrafund Portfolio
2022	3		175.55	531	0.51%	0.00%	(26.31)%
2021	3		238.24	743	0.07%	0.00%	27.84%
2020	4		186.36	681	0.27%	0.00%	30.57%
2019	4		142.74	550	0.44%	0.00%	(31.58)%
2018	5		108.47	528	0.70%	0.00%	(6.38)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Fidelity VIP Government Money Market Portfolio
2022	39		$4.61	$178	1.15%	0.00%	1.44%
2021	93		4.55	423	0.01%	0.00%	0.01%
2020	43		4.55	194	0.33%	0.00%	0.34%
2019	42		4.53	188	2.00%	0.00%	2.03%
2018	40		4.44	177	1.62%	0.00%	1.65%
Fidelity VIP Growth Opportunities Portfolio
2022	0	*	117.16	36	0.00%	0.00%	(38.18)%
2021	0	*	189.52	59	0.00%	0.00%	12.00%
2020	1		169.21	55	0.01%	0.00%	68.66%
2019	0	*	100.44	35	0.14%	0.00%	40.84%
2018	0	*	71.31	29	0.12%	0.00%	12.46%
Fidelity VIP Growth Portfolio
2022	3		358.26	1,104	0.62%	0.00%	(24.46)%
2021	3		474.24	1,461	0.00%	0.00%	23.22%
2020	3		384.89	1,229	0.08%	0.00%	43.89%
2019	3		267.51	924	0.26%	0.00%	34.31%
2018	4		199.16	723	0.24%	0.00%	(0.17)%
Fidelity VIP High Income Portfolio
2022	0	*	94.81	31	4.37%	0.00%	(11.37)%
2021	0	*	106.97	50	5.00%	0.00%	4.40%
2020	1		102.46	53	5.35%	0.00%	2.75%
2019	1		99.70	70	5.17%	0.00%	15.11%
2018	1		86.65	65	5.80%	0.00%	(3.29)%
Fidelity VIP Index 500 Portfolio
2022	3		765.84	2,045	1.47%	0.00%	(18.21)%
2021	3		936.35	2,604	1.27%	0.00%	28.57%
2020	3		728.26	2,073	1.94%	0.00%	18.24%
2019	3		615.95	1,745	1.95%	0.00%	31.35%
2018	3		468.94	1,486	1.90%	0.00%	(4.49)%
Fidelity VIP Investment Grade Bond Portfolio
2022	3		57.70	173	2.27%	0.00%	(12.96)%
2021	3		66.29	209	2.00%	0.00%	(0.61)%
2020	3		66.69	203	2.51%	0.00%	9.39%
2019	3		60.96	170	2.75%	0.00%	9.67%
2018	3		55.59	151	2.45%	0.00%	(0.53)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Fidelity VIP Overseas Portfolio
2022	3		$72.98	$189	1.10%	0.00%	(24.48)%
2021	3		96.64	247	0.52%	0.00%	19.69%
2020	3		80.74	219	0.49%	0.00%	15.62%
2019	3		69.83	191	1.76%	0.00%	27.77%
2018	3		54.66	151	1.61%	0.00%	(14.81)%
Goldman Sachs VIT Large Cap Value Fund
2022	23		38.12	863	1.36%	0.00%	(6.37)%
2021	27		40.72	1,099	1.18%	0.00%	24.14%
2020	28		32.80	914	1.54%	0.00%	3.98%
2019	23		31.55	738	1.54%	0.00%	25.93%
2018	23		25.05	585	1.32%	0.00%	(8.46)%
Goldman Sachs VIT Strategic Growth Fund
2022	1		50.96	32	0.00%	0.00%	(32.52)%
2021	1		75.52	45	0.00%	0.00%	21.94%
2020	1		61.93	46	0.10%	0.00%	40.50%
2019	1		44.10	37	0.30%	0.00%	35.53%
2018	1		32.53	27	0.54%	0.00%	(1.04)%
Goldman Sachs VIT Us Equity Insights Fund
2022	3		50.32	128	0.82%	0.00%	(19.74)%
2021	3		62.69	168	0.80%	0.00%	29.40%
2020	3		48.45	148	0.93%	0.00%	17.55%
2019	3		41.22	133	1.31%	0.00%	25.21%
2018	3		32.91	109	1.24%	0.00%	(6.19)%
Janus Henderson VIT Flexible Bond Portfolio Service Shares
2022	0	*	29.40	12	1.59%	0.00%	(13.95)%
2021	1		34.16	24	1.50%	0.00%	(1.06)%
2020	1		34.53	44	2.62%	0.00%	10.25%
2019	1		31.33	41	2.84%	0.00%	9.28%
2018	1		28.66	39	2.86%	0.00%	(1.28)%
Janus Henderson VIT Overseas Portfolio
2022	2		37.91	85	1.68%	0.00%	(8.61)%
2021	3		41.48	108	1.12%	0.00%	13.59%
2020	3		36.52	118	1.48%	0.00%	16.29%
2019	3		31.41	105	2.07%	0.00%	27.02%
2018	7		24.73	162	1.74%	0.00%	(14.94)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

NVIT Emerging Markets Fund
2022	2		$10.94	$17	0.13%	0.00%	(24.99)%
2021	3		14.59	40	0.96%	0.00%	(7.59)%
2020	3		15.79	43	1.80%	0.00%	12.92%
2019	3		13.99	37	2.18%	0.00%	22.58%
2018	3		11.41	30	0.40%	0.00%	(17.71)%
Van Eck VIP Emerging Markets Fund
2022	0	*	41.49	14	0.28%	0.00%	(24.44)%
2021	0	*	54.91	16	0.89%	0.00%	(11.79)%
2020	0	*	62.25	20	2.24%	0.00%	17.25%
2019	0	*	53.13	17	0.47%	0.00%	30.60%
2018	0	*	40.71	14	0.30%	0.00%	(23.49)%
Van Eck VIP Global Hard Assets Fund
2022	0	*	68.96	6	1.63%	0.00%	8.42%
2021	-		63.60	6	0.43%	0.00%	18.88%
2020	-		53.50	6	1.05%	0.00%	19.10%
2019	-		44.71	4	0.00%	0.00%	11.87%
2018	-		40.09	6	0.00%	0.00%	(28.28)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.